Fixed Assets and Right of Use Assets and Lease Liability (Tables)	12 Months Ended
Dec. 31, 2019
Fixed Assets And Right Of Use Assets And Lease Liability
Schedule of property, plant, and equipment balances

		As of December 31, 2019
	Net opening balance as of January 1, 2019	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$

Land and buildings	174,758	295	(121,338)	174
Equipment	56,865	219,600	(164,106)	55,494
Other	21,963	69,758	(47,552)	22,206
Total	253,586	585,342	(332,996)	252,346

		As of December 31, 2018
	Net opening balance as of January 1, 2018	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$

Land and buildings	159,352	289,568	(114,810)	174,758
Equipment	63,516	192,328	(135,463)	56,865
Other	15,458	62,156	(40,193)	21,963
Total	238,326	544,052	(290,466)	253,586

Schedule of changes in value of property, plant, and equipment

2019	Land and buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2019	289,568	192,328	62,156	544,052
Additions	10,065	33,302	7,602	50,969
Disposals	(2,636)	(6,030)	-	(8,666)
Impairment due to damage (*)	(1,013)	-	-	(1,013)
Other	-	-	-	-
Balances as of December 31, 2019	295,984	219,600	69,758	585,342

(*) Banco Santander-Chile have recognized in its consolidated financial statements as of December 31, 2019 an impairment of $ 1,013 million, due to social unrest in the country. See Note 33.

2018	Land and buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2018	259,316	169,286	55,613	484,215
Additions	30,396	27,697	8,646	66,739
Disposals	(144)	(4,616)	(2,103)	(6,863)
Impairment due to damage	-	(39)	-	(39)
Other	-	-	-	-
Balances as of December 31, 2018	289,568	192,328	62,156	544,052

(*) Banco Santander-Chile has had to recognize in its financial statements as of December 31, 2018 impairment by $ 39 million, corresponding to looting in ATM's.

Schedule of composition of the right of use assets
		As of December 31, 2019
	First application balance as of January 1, 2019	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$
Land and building	154,284	181,325	(25,338)	155,987
Equipment	-	-	-	-
Other	-	-	-	-
Total	154,284	181,325	(25,338)	155,987

Schedule of right of use assets under lease

2019	Land and building	Lease improvements	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2019 (*)	154,284	122,658	-	-	154,284
Additions	46,423	7,013	-	-	46,423
Disposals	(17,669)	(2,636)	-	-	(17,669)
Impairment	(1,713)	-	-	-	(1,713)
Other	-	-	-	-	-
Balances as of December 31, 2019	181,325	127,035	-	-	181,325

(*) See Note N° 02.

2019	Land and building	Lease improvements	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2019 (*)	-	(68,145)
Amortization for the period	(26,889)	(7,898)	-	-	(26,889)
Sales and disposals during the period	1,551	1,936	-	-	1,551
Transfers	-	-	-	-	-
Others	-	-	-	-	-
Balances as of December 31, 2019	(25,338)	(74,107)	-	-	(25,338)

(*) See Note N° 02.

Schedule of composition of lease liability balances
	As of December 31,
	2019	2018
	MCh$	MCh$
Lease liability	158,494	-
Total	158,494	-

Schedule of operating lease commitment
MCh$
Operating lease commitments as at December 31, 2018	173,602

Discounted using the lessee´s incremental borrowing rate of at the date of initial application	14,726
Lease liabilities recognised due to IFRS 16 implementation	139,558
Lease liability recognised as at January 1, 2019	154,284

Schedule of assets for the right of use leased assets and lease liability
	As of December 31,
	2019	2018
	MCh$	MCh$
Depreciation	(26,889)	-
Interests	(2,965)	-
Short term lease	(4,177)	-
Total	(34,031)	-

Schedule of maturity level of the lease liability
	As of December 31,
	2019	2018
	MCh$	MCh$
Due within 1 year	26,061	-
Due after 1 year but within 2 years	24,311	-
Due after 2 years but within 3 years	21,667	-
Due after 3 years but within 4 years	19,411	-
Due after 4 years but within 5 years	16,982	-
Due after 5 years	50,062	-
Total	158,494	-

Schedule of future minimum lease cash inflows under non-cancellable operating leases
	As of December 31,
	2019	2018
	MCh$	MCh$

Due within 1 year	603	469
Due after 1 year but within 2 years	598	882
Due after 2 years but within 3 years	500	469
Due after 3 years but within 4 years	498	460
Due after 4 years but within 5 years	412	428
Due after 5 years	1,563	2,242

Total	4,174	4,950